Environmental rehabilitation obligation and other provisions - Assumptions used to calculate the provision (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
US PGM operations
Disclosure of other provisions [line items]
Inflation rate	2.00%	2.00%	2.00%
Discount rate	1.90%
US PGM operations | Minimum
Disclosure of other provisions [line items]
Discount rate		1.50%	2.30%
Discount period	35 years	24 years	25 years
US PGM operations | Maximum
Disclosure of other provisions [line items]
Discount rate		1.70%	2.40%
Discount period	40 years	38 years	37 years
SA gold operations
Disclosure of other provisions [line items]
Inflation rate	6.00%	6.00%	6.00%
SA gold operations | Minimum
Disclosure of other provisions [line items]
Discount rate	5.10%	4.00%	6.70%
Discount period	1 year	1 year	1 year
SA gold operations | Maximum
Disclosure of other provisions [line items]
Discount rate	10.60%	10.90%	10.00%
Discount period	24 years	21 years	19 years
SA PGM operations
Disclosure of other provisions [line items]
Inflation rate	6.00%	6.00%	6.00%
SA PGM operations | Minimum
Disclosure of other provisions [line items]
Discount rate	5.10%	4.00%	6.70%
Discount period	1 year	1 year	1 year
SA PGM operations | Maximum
Disclosure of other provisions [line items]
Discount rate	10.60%	10.80%	10.10%
Discount period	50 years	32 years	31 years